Interest-bearing loans and borrowings - long term - Summary of Optionally Convertible Debentures (Unsecured) Terms of Conversion of OCDs (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Unsecured Optionally Convertible Debentures [Line items]
Total proceeds	₨ 413,976	$ 4,967	₨ 246,572	₨ 290,949
Number Of Debentures	877,151,757	877,151,757
Renew Surya Ojas Private Limited | Optionally Convertible Debentures Unsecured
Disclosure Of Detailed Information About Unsecured Optionally Convertible Debentures [Line items]
Tenure (years)	30 years	30 years
Total proceeds | ₨	₨ 4,478
Maturity date	May 31, 2053 and July 5, 2053	May 31, 2053 and July 5, 2053
Number Of Debentures	245,404,555	245,404,555
Interest coupon rate	8.00%	8.00%
Terms	One equity share will be Issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant	One equity share will be Issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant